Principal Accounting Policies - Statutory reserves, Dividends (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Appropriations to statutory reserves	¥ 1.1	¥ 0.0	¥ 0.0